Subsequent events	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 17. Subsequent Events

The Company evaluated subsequent events through the date the unaudited condensed consolidated financial statements were issued.

Appointment of Independent Director and Nasdaq Compliance

On July 15, 2026, the Company appointed Benjamin Buchanan as an independent director and member of the audit committee of the Board of Directors. As a result of this appointment, the Company regained compliance with Nasdaq corporate governance requirements relating to board and audit committee independence. On July 21, 2026, the Company received notice from Nasdaq confirming that the compliance matter had been resolved and closed.

Proposed Exchange-Traded Funds

On August 13, 2026, Tidal Trust IV, a Delaware statutory trust that is not affiliated with the Company, filed a registration statement on Form N-1A with the SEC with respect to five proposed actively managed exchange-traded funds. ProCap Investment Advisers, LLC, a wholly-owned subsidiary of the Company, is proposed to serve as investment sub-adviser to each fund. The registration statement is subject to SEC review and may be amended, delayed or withdrawn, and no fund may commence operations until its registration statement has become effective, its shares have been approved for listing on a national securities exchange and applicable distribution and operational arrangements are in place. As of the date these unaudited condensed consolidated financial statements were issued, no sub-advisory fees had been earned and no seed capital had been committed or funded by the Company or its subsidiaries. Costs incurred in connection with the proposed funds through the date of issuance were not material.

Note 18. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the consolidated financial statements were issued, and no events, other than discussed below, have occurred that would require adjustments to the disclosures in the consolidated financial statements.

Non-recognized Subsequent Events:

Convertible Note Repurchase

On February 9, 2026, we entered into privately negotiated notes repurchase agreements (the “Repurchase Agreements”) with certain holders (the “Noteholders”) of certain of our outstanding 0.00% Convertible Senior Secured Notes due 2028 (the “2026 Convertible Notes”) under the Indenture, pursuant to which we agreed to repurchase (the “Repurchase”) approximately $135,400,000 in aggregate principal amount of the 2026 Convertible Notes held by the Noteholders for an aggregate of approximately $119,152,000 in cash.

The Repurchase settled on or about February 10, 2026. Upon settlement of the Repurchase, the aggregate principal amount of the 2026 Convertible Notes outstanding was reduced to approximately $99,600,000.

Pursuant to the terms of the Indenture, the Company must maintain a 1:1 loan-to-collateral ratio, where Bitcoin is treated as 0.50 to 1.00 and cash is treated as 1.00 to 1.00. As of February 12, 2026, the Company’s collateral composition is as follows: (i) 3,000 Bitcoin and (ii) $26,722,563 in cash, the total amount of which complies with the terms of the Indenture. This collateral composition is subject to change to account for market conditions, including the price of Bitcoin.

Share Repurchases

Subsequent to year end and through February 12, 2026, the Company repurchased 904,433 shares of common stock in the open market for $3,190,663, including commissions, at an average price of $3.53 per share. Total shares outstanding after the repurchase were 83,422,775 as of February 12, 2026.

Derivative Securities Liabilities

In January 2026, the Company entered into multiple Bitcoin put option contracts with a single counterparty. Under the terms of these contracts, the Company may be required to purchase an aggregate of up to 900 Bitcoin at predetermined strike prices ranging from $70,000 to $80,000 per Bitcoin, subject to counterparty exercise on specified expiration dates in February and March 2026. The aggregate premium received for the put option contracts was $888,750.

In addition, Bitcoin put option contracts entered into in December 2025 expired unexercised in January 2026, resulting in the Company retaining the aggregate premiums of $534,500.

Agreement and Plan of Merger

On February 9, 2026 the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Silvia Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), CFO Silvia, Inc, a Delaware corporation (“CFO Silvia”), Inflection Points Inc, a Delaware corporation (“Inflection Points”), Shain Noor (“Noor” and, together with Inflection Points, the “Sellers”), and Shain Noor, solely in his capacity as the stockholder representative (the “Stockholder Representative”). Under the Merger Agreement, Merger Sub will merge with and into CFO Silvia, with CFO Silvia surviving as a direct wholly owned subsidiary of the Company (the “Merger” or the “Proposed Transaction”).

At the effective time of the Merger (the “Effective Time”), each share of CFO Silvia common stock outstanding immediately prior to the Effective Time (other than dissenting shares and treasury shares) will be converted into the right to receive shares of common stock of the Company, par value $0.001 per share (the “Company Common Stock”), consisting of (i) the per share merger consideration, and (ii) any per share earnout consideration, in each case as described in the Merger Agreement and related spreadsheet to be delivered prior to closing. In addition, each outstanding simple agreement for future equity (“SAFE”) will be terminated at the Effective Time, and each SAFE holder will be entitled to receive a portion of the total merger consideration and earnout shares (if any), in accordance with the Merger Agreement. A portion of the merger consideration otherwise payable to equity holders will be deposited into an escrow account for a period of twelve months to secure indemnification obligations. The shares of Company Common Stock issued in the Merger will be subject to transfer restrictions, including lock-up provisions, as further described in the Merger Agreement.

Subject to the terms and conditions of the Merger Agreement, during the earnout period, if the volume-weighted trading price of the Company Common Stock equals or exceeds $9.00 on the applicable measurement date, the Company will issue the earnout shares within ten business days following such date; provided that any earnout shares deliverable to Noor are conditioned upon his continued employment and good standing through the earnout release date, subject to certain exceptions. The earnout may only be achieved and paid once, and Company’s earnout obligations terminate upon issuance of the earnout shares or expiration of the earnout period.

In general, the Merger is intended to qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, and the Merger Agreement is intended to constitute a plan of reorganization thereunder.

The closing of the Merger is subject to customary closing conditions, including the filing of a certificate of merger with the Delaware Secretary of State, specified regulatory approvals (including any required filings under the Hart-Scott-Rodino Antitrust Improvements Act, if applicable), and the receipt of requisite approvals from CFO Silvia stockholders and Company stockholders, among other conditions set forth in the Merger Agreement.